Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended
	Oct. 29, 2019	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Multisector Bond SMA Completion Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name			Multisector Bond SMA Completion Portfolio
Accumulated Value	$ 10,000	$ 9,884		$ 10,765	$ 10,096	$ 11,366	$ 13,059	$ 14,207
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,749		$ 10,739	$ 9,503	$ 9,389	$ 10,074	$ 10,390